UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2020

Item 1. Report to Stockholders.

Otter Creek Long/Short Opportunity Fund

Semi-Annual Report
April 30, 2020

Investor Class
(OTCRX)

Institutional Class
(OTTRX)

Important Notice: The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, the Otter Creek Long/Short Opportunity Fund (the “Fund”) will send a notice, either by mail or e-mail, each time the Fund’s updated report is available on our website at www.ottercreekfunds.com. Investors enrolled in electronic delivery will receive the notice by e-mail, with links to the updated report and don’t need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge by calling (855) 681-5261.

TABLE OF CONTENTS

Shareholder Letter	1
Allocation of Portfolio Holdings & Securities Sold Short	4
Schedules of Investments & Securities Sold Short	5
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
Notes to the Financial Statements	15
Expense Examples	22
Additional Information	23
Privacy Notice	24

Otter Creek Long/Short Opportunity Fund

June 17, 2020

Dear Fellow Shareholders,

For the six month period ending April 30, 2020, the Otter Creek Long/Short Opportunity Fund (Institutional Class Shares) produced a total return of -6.68%, compared to a -3.17% total return for the S&P 500 Index.  The Fund’s long and short investments contributed approximately -9.2% and 3.3% to the total return, respectively.  The largest positive contributor during the period was a short common stock position which contributed 1.6%.  The largest detractor was a long fixed income position that reduced performance by 3.4%.  We maintained long exposure of 73.6% and short exposure of -56.8% on average during the period, resulting in a net exposure of 16.9%.  For the six month period ending April 30, 2020 our options contributed 0.96%.  All equity exposures are expressed as delta-adjusted percentages.

As of April 30, 2020 we maintain the following exposures (exclusive of cash and cash equivalents):

	LONG	SHORT	NET	GROSS
MARKET VALUE AS A % OF EQUITY	84.9%	-29.9%	55.0%	114.9%
DELTA-ADJUSTED EQUITY EXPOSURE	58.5%	-40.4%	18.1%	98.9%

The goal of the Fund is to generate absolute risk-adjusted returns with a focus on long-term capital appreciation and below-average volatility by investing in opportunities, both long and short, that are driven by intensive fundamental analysis.  Below we show the Fund’s volatility and correlation, as expressed by its standard deviation relative to the S&P 500 Index.  Figures presented are since inception.

	OTTRX	S&P 500
WEEKLY STANDARD DEVIATION	6.9%	16.3%
S&P 500 (WEEKLY)
CORRELATION COEFFICIENT (r)	0.03
COEFFICIENT OF DETERMINATION (r2)	0.00

The Fund’s standard deviation has been significantly less than that of the S&P 500 and its return stream has had very little correlation to the S&P 500 return.  We are pleased that since inception of the Fund, we have produced a positive absolute return with below-average volatility.

Since the end of October 2019 the overall market has experienced eight drawdowns of greater than 3%.

			OTTRX
			BETTER/(WORSE)
			THAN
PERIOD	S&P 500	OTTRX	S&P 500
02/20/20 – 02/28/20	-12.70%	-2.32%	10.38%
03/05/20 – 03/09/20	-12.22%	-1.75%	10.47%
03/11/20 – 03/12/20	-13.91%	-0.94%	12.97%
03/16/20 – 03/18/20	-11.54%	-1.72%	9.82%
03/20/20 – 03/23/20	-7.12%	-2.11%	5.01%
03/27/20 – 03/27/20	-3.37%	-1.56%	1.81%
03/31/20 – 04/01/20	-5.93%	0.70%	6.63%
04/20/20 – 04/21/20	-4.80%	-1.43%	3.37%

As you can see in table above, the conservative positioning of the Fund has allowed it to perform significantly better than the market during the recent market drawdowns earlier this year.

Performance data quoted represents past performance.  Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The current performance may be lower or higher than the performance data quoted.  Performance data current to the most recent month end may be obtained by calling 855-681-5261.  Performance data quoted does not reflect the redemption fee.  If reflected, total returns would be reduced.  The Fund’s investment adviser has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expense (“AFFE”), interest, taxes, interest and dividend expense on securities sold short and extraordinary expenses) to cap the fees at 1.55% for the Institutional Class and 1.80% for the Investor Class until at least February 28, 2021.  The expense ratios as per

Otter Creek Long/Short Opportunity Fund

the previous prospectus were 2.31% gross and 2.19% net for the Institutional Class and 2.56% gross and 2.44% net for the Investor Class. The net expense ratios are applicable to investors.  The expense ratios are based on the estimated amounts and may not reflect the actual expense ratios. Please see the Financial Highlights in this report for the most current expense ratios.  The annualized returns for the Institutional Class through April 30, 2020 were 2.55% for 1-year, 1.07% for 5-year and 2.63% since inception while the S&P 500® Index returned 0.86% for 1-year, 9.12% for 5-years and 9.73% since inception.

CURRENT INVESTMENT COMMENTARY

We believe the investment landscape is attractive as we approach mid-year. The changes in both consumer and corporate behavior post COVID-19 will likely create many winners and losers over the coming years. We firmly believe our ability to invest in strong companies with secular growth opportunities, combined with our ability to identify entities that will struggle in a post COVID-19 world should allow us to generate strong risk-adjusted returns.  Currently, approximately 30% of our capital is invested in corporate bonds that allow the Fund to benefit from current income and the potential for appreciation.  When the economy emerges from the impact of the pandemic and related quarantine measures, we believe it prudent to proceed cautiously.  It is our belief, that the income generated from our fixed income positions will complement opportunities we continue to find in the equity market, both long and short.  Although, our gross exposure to equities is low, relative to our historical exposures, we are finding numerous opportunities.

Our long portfolio is comprised of high quality names that have one or more of the following attributes: double digit operating margins; high returns on equity (greater than 15%); leading market share position in their category; low to moderate leverage; consistent and growing dividends.  Areas of focus include de-carbonization, aging demographics and health care, the internet of things/5G and data demand and storage.

Our short portfolio primarily consists of companies that have one or more of the following characteristics: engage in aggressive accounting; maintain unsustainable valuations; companies with increasing competition and unsustainable earnings; companies in secularly challenged industries.

We appreciate your investment in the Otter Creek Long/Short Opportunity Fund and please feel free to contact us with any questions.

Otter Creek Advisors, LLC

Past performance is not a guarantee of future results.

Opinions expressed are those of the advisor and are subject to change, are not guaranteed, and should not be considered investment advice.

Mutual fund investing involves risk; Principal loss is possible. The Fund is non-diversified meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. Investments in debt securities typically decrease when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher rated securities.  Investments in foreign securities involve political, economic, and currency risks, greater volatility, and differences in accounting methods. The Fund may use certain types of exchange traded funds or investment derivatives. Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management and the risk that a position could not be closed when most advantageous. Investing in derivatives could lose more than the amount invested. ETF investments involve additional risks such as the market price trading at a discount to its net asset value, an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares. Short sales of securities involve the risk that losses may exceed the original amount invested.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of fund holdings, please refer to the Schedule of Investments in this report.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Otter Creek Long/Short Opportunity Fund

One cannot invest directly in an index.

Delta-adjusted equity exposure is a representation of the portfolio’s equity exposure which has been adjusted to take into account the combined effect of options and equity positions.

A company’s forecasted, or estimated, earnings made by analysts or by the company itself. Forward earnings differ from trailing earnings (which is the figure that is quoted more often) in that they are a projection and not a fact.

Forward Earnings is not a measure of the funds future performance.

Standard deviation is a measure of the dispersion of a set of data from its mean.

Correlation is a statistical measure of how two variables move in relation to each other.  The correlation coefficient (r) measures the strength and direction of a linear relationship between two variables.

The coefficient of determination (r2) is a measure used in statistical analysis to assess how well a model explains variance and predicts future outcomes; it allows us to determine how certain one can be in making predictions from a certain model.

This report must be preceded or accompanied by a prospectus.

The Otter Creek Long/Short Opportunity Fund is distributed by Quasar Distributors, LLC.

Otter Creek Long/Short Opportunity Fund

ALLOCATION OF PORTFOLIO HOLDINGS & SECURITIES SOLD SHORT
at April 30, 2020 (Unaudited)

Reflected as a percent of absolute value of investments and securities sold short.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF INVESTMENTS at April 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 51.0%

Aerospace & Defense: 1.6%
9,394	L3Harris Technologies, Inc.	$1,819,618

Application Software: 1.9%
12,040	Microsoft Corp.	2,157,688

Construction & Engineering: 7.9%
144,900	Ameresco, Inc. – Class A 1	2,616,894
51,550	Jacobs Engineering Group, Inc. [2]	4,265,762
59,841	Quanta Services, Inc.	2,175,819
		9,058,475
Consumer Finance: 4.2%
38,714	PayPal Holdings, Inc. [1,2]	4,761,822

Electronic Equipment & Instruments: 2.3%
38,459	Itron, Inc. [1]	2,685,207

Gold: 1.0%
100,000	NovaGold Resources, Inc. [1]	1,119,000

Health Care Equipment: 7.7%
88,936	Hologic, Inc. [1]	4,455,694
36,700	Zimmer Biomet Holdings, Inc. [2]	4,392,990
		8,848,684
Industrial Gases: 0.5%
2,750	Air Products and Chemicals, Inc.	620,345

Insurance Brokers: 2.8%
18,280	Aon PLC	3,156,408

Internet Software & Services: 2.5%
2,134	Alphabet, Inc. – Class A 1	2,873,858

Life & Health Insurance: 1.1%
45,000	Prudential PLC – ADR	1,271,700

Medical Equipment: 3.6%
12,360	Thermo Fisher Scientific, Inc. [2]	4,136,645

Oil & Gas Equipment & Services: 0.3%
300,000	KLX Energy Services Holdings, Inc. [1,2]	390,000

Regional Banks: 1.9%
95,372	Seacoast Banking Corporation of Florida [1,2]	2,143,009

The accompanying notes are an integral part of these financial statements.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF INVESTMENTS at April 30, 2020 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS: 51.0% (Continued)

Reinsurance: 1.8%
314,863	Greenlight Capital Re Ltd. – Class A 1	$2,052,907

Renewable Electricity: 3.8%
87,171	NextEra Energy Partners LP [2]	4,383,829

Semiconductors: 4.8%
11,976	Analog Devices, Inc.	1,312,569
21,343	Qorvo, Inc. [1]	2,092,254
19,653	Skyworks Solutions, Inc.	2,041,554
		5,446,377
Trading Companies & Distributors: 1.3%
200,380	Ferguson PLC – ADR	1,442,736
TOTAL COMMON STOCKS
(Cost $56,439,930)		58,368,308

Principal
CORPORATE BONDS: 27.0%

Health Care Equipment: 3.5%
$4,000,000	Hologic, Inc.
	4.375%, 10/15/2025	4,039,200

Investment Banking & Brokerage 1.4%
2,000,000	Goldman Sachs Capital II
	4.000% (3 Month LIBOR USD + 0.768%), 6/1/2020 [3,4]	1,640,000

Oil & Gas Equipment & Services: 4.2%
13,000,000	KLX Energy Services Holdings, Inc.
	11.500%, 11/1/2025	4,826,250

Oil & Gas Exploration & Production: 3.2%
3,723,000	Devon Energy Corp.
	5.850%, 12/15/2025	3,626,159

Oil & Gas Storage & Transportation: 9.6%
	Hess Midstream Operations LP
8,000,000	5.625%, 2/15/2026	7,486,400
4,000,000	5.125%, 6/15/2028	3,517,400
		11,003,800
Steel: 5.1%
7,500,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.
	7.500%, 6/15/2025 [2]	5,765,625

TOTAL CORPORATE BONDS
(Cost $35,268,831)		30,901,034

The accompanying notes are an integral part of these financial statements.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF INVESTMENTS at April 30, 2020 (Unaudited) (Continued)

Principal		Value
CONVERTIBLE BONDS: 0.2%

Mortgage Insurance: 0.2%
$200,000	MGIC Investment Corp.
	9.000%, 4/1/2063 [2]	$259,500
TOTAL CONVERTIBLE BONDS
(Cost $234,709)		259,500

Shares
CLOSED-END MUTUAL FUNDS: 3.1%
43,483	BlackRock Florida Municipal 2020 Term Trust	633,547
200,337	BlackRock Municipal 2020 Term Trust	2,958,978
		3,592,525
TOTAL CLOSED-END MUTUAL FUNDS
(Cost $3,583,477)		3,592,525

SHORT-TERM INVESTMENTS: 16.2%

Money Market Funds: 16.2%
18,512,969	Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio, 0.070% [5]	18,512,969
TOTAL SHORT-TERM INVESTMENTS
(Cost $18,512,969)		18,512,969

	Notional Value
TOTAL MISCELLANEOUS SECURITIES: 3.6% [6]
Miscellaneous Securities
(Cost $4,197,101)	$47,546,354	4,102,405
TOTAL INVESTMENTS IN SECURITIES: 101.1%
(Cost $118,237,017)		115,736,741
Liabilities in Excess of Other Assets: (1.1)%		(1,256,364)
TOTAL NET ASSETS: 100.0%		$114,480,377

ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
[1]	Non-income producing security.
[2]	All or a portion of the shares of this security have been committed as collateral for securities sold short.
[3]	Variable rate security; rate shown is the rate in effect on April 30, 2020. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
[4]	Perpetual call date security. Date shown is next call date.
[5]	Annualized seven-day effective yield as of April 30, 2020.
[6]	Represents unrestricted previously undisclosed exchange-traded purchased options which the Fund has held for less than one year.

The accompanying notes are an integral part of these financial statements.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF SECURITIES SOLD SHORT at April 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 28.6% [1]

Application Software: 4.5%
7,614	Blackbaud, Inc.	$420,749
25,270	Guidewire Software, Inc.	2,295,527
15,003	salesforce.com, Inc.	2,429,736
		5,146,012
Automotive Retail: 2.5%
38,464	CarMax, Inc.	2,832,874

Building Products: 1.6%
39,093	AAON, Inc.	1,862,391

Electronic Equipment & Instruments: 1.6%
33,622	Cognex Corp.	1,857,279

Home Improvement Retail: 1.9%
49,986	Floor & Decor Holdings, Inc. – Class A	2,119,406

Industrial Machinery: 0.8%
16,192	Middleby Corp.	900,761

Industrial Products & Materials: 1.6%
6,500	W.W. Grainger, Inc.	1,791,270

Internet & Direct Marketing Research: 0.4%
3,500	Wayfair, Inc. – Class A	434,140

Internet Software & Services: 1.5%
40,000	Zillow Group, Inc. – Class A	1,741,600

Leisure Facilities: 2.1%
40,300	Planet Fitness, Inc. – Class A	2,431,299

Packaged Foods & Meats: 1.6%
11,684	McCormick & Company, Inc. [2]	1,832,519

Regional Banks: 3.5%
20,685	SVB Financial Group	3,995,721

Specialty Chemicals: 3.5%
30,504	International Flavors & Fragrances, Inc.	3,996,939

Specialty Stores: 1.5%
66,130	National Vision Holdings, Inc.	1,752,445

TOTAL COMMON STOCKS
(Proceeds $34,742,785)		32,694,656

The accompanying notes are an integral part of these financial statements.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF SECURITIES SOLD SHORT at April 30, 2020 (Unaudited) (Continued)

Shares		Value
EXCHANGE TRADED FUNDS: 1.4% [1]
12,000	iShares Russell 2000 ETF	$1,563,720
TOTAL EXCHANGE TRADED FUNDS
(Proceeds $1,942,768)		1,563,720
TOTAL SECURITIES SOLD SHORT: 30.0%
(Proceeds $36,685,553)		$34,258,376

Percentages are stated as a percent of net assets.
[1]	Non-income producing securities.
[2]	Non-voting shares.

The accompanying notes are an integral part of these financial statements.

Otter Creek Long/Short Opportunity Fund

STATEMENT OF ASSETS AND LIABILITIES at April 30, 2020 (Unaudited)

ASSETS:
Investments in securities, at value (cost $118,237,017)	$115,736,741
Deposit at broker	31,836,441
Restricted cash	1,104,593
Receivables:
Fund shares sold	156,304
Dividends and interest	1,194,917
Prepaid expenses	26,015
Total assets	150,055,011

LIABILITIES:
Securities sold short, at value (proceeds $36,685,553)	34,258,376
Payables:
Investment securities purchased	752,500
Fund shares redeemed	333,294
Investment advisory fees, net	112,308
Fund administration fees	17,860
Fund accounting fees	12,671
Distribution fees	2,402
Audit fees	33,089
Transfer agent fees	10,111
Custody fees	3,044
Chief Compliance Officer fees	2,629
Trustee fees	3,406
Sub-transfer agent fees	20,865
Other accrued expenses	12,079
Total liabilities	35,574,634
NET ASSETS	$114,480,377

NET ASSETS CONSIST OF:
Paid-in capital	$111,081,983
Total distributable (accumulated) earnings (losses)	3,398,394
NET ASSETS	$114,480,377

Net Asset Value (unlimited shares authorized):
Investor Class (unlimited shares authorized):
Net assets	$5,757,612
Shares issued (unlimited number of shares authorized without par value)	498,727
Net asset value, offering price, and redemption price per share	$11.54

Institutional Class (unlimited shares authorized):
Net assets	$108,722,765
Shares issued (unlimited shares authorized without par value)	9,281,260
Net asset value, offering price, and redemption price per share	$11.71

The accompanying notes are an integral part of these financial statements.

Otter Creek Long/Short Opportunity Fund

STATEMENT OF OPERATIONS For the Six Months Ended April 30, 2020 (Unaudited)

INVESTMENT INCOME:
Interest	$969,105
Dividends (net of foreign withholding tax of $1,895)	433,083
Total investment income	1,402,188

EXPENSES:
Investment advisory fees	901,383
Sub-transfer agent fees	58,141
Administration fees	35,648
Fund accounting fees	25,297
Transfer agent fees	18,891
Registration expenses	17,263
Audit fees	10,989
Custody fees	8,365
Distribution fees – Retail Class	8,030
Miscellaneous expenses	6,905
Trustees fees	6,566
Reports to shareholders	6,493
Legal fees	6,462
Chief Compliance Officer fees	5,633
Insurance expenses	1,479
Total expenses before dividends on securities sold short	1,117,545
Plus: dividends on securities sold short	180,929
Total expenses	1,298,474
Less: advisory fees waiver	(90,138)
Less: fee waiver	(87,947)
Net expenses	1,120,389
Net investment income (loss)	$281,799

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, SECURITIES SOLD SHORT & OPTIONS WRITTEN
Net realized gain (loss) on transactions from:
Investments	2,531,910
Securities sold short	2,608,879
Options written	(163,523)
Total net realized gain (loss) on transactions	4,977,266
Net change in unrealized appreciation/depreciation on:
Investments	(15,224,952)
Securities sold short	1,353,518
Total net change in unrealized appreciation/depreciation	(13,871,434)
Net realized and unrealized gain (loss)	(8,894,168)
Net increase (decrease) in net assets resulting from operations	$(8,612,369)

The accompanying notes are an integral part of these financial statements.

Otter Creek Long/Short Opportunity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2020	Year Ended
	(Unaudited)	October 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$281,799	$65,472
Net realized gain (loss) on investments	2,531,910	2,738,438
Net realized gain (loss) on securities sold short	2,608,879	(729,153)
Net realized gain (loss) on options written	(163,523)	(23,624)
Change in net unrealized appreciation/depreciation on investments	(15,224,952)	10,363,010
Change in net unrealized appreciation/depreciation on securities sold short	1,353,518	(955,315)
Net increase in net assets resulting from operations	(8,612,369)	11,458,828

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Investor Class	—	(46,110)
Net distributions to shareholders – Institutional Class	(17,553)	(809,808)
Total distributions to shareholders	(17,553)	(855,918)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net change
in outstanding shares – Investor Class [1]	(641,293)	(1,331,634)
Increase (decrease) in net assets derived from net change
in outstanding shares – Institutional Class [1]	(1,415,504)	(42,811,945)
Total increase (decrease) in net assets from capital share transactions	(2,056,797)	(44,143,579)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,686,719)	(33,540,669)

NET ASSETS
Beginning of period/year	125,167,096	158,707,765
End of period/year	$114,480,377	$125,167,096

1   Summary of share transactions is as follows:
	Six Months Ended
	April 30, 2020		Year Ended
	(Unaudited)		October 31, 2019
Investor Class:	Shares	Amount	Shares	Amount
Shares sold	28,741	$345,276	68,378	$790,683
Shares issued in reinvestment of distributions	—	—	3,912	45,581
Shares redeemed [2]	(85,176)	(986,569)	(188,767)	(2,167,898)
Net increase (decrease)	(56,435)	$(641,293)	(116,477)	$(1,331,634)

[2]	Net of redemption fees of $33 and $200, respectively.

	Six Months Ended
	April 30, 2020		Year Ended
	(Unaudited)		October 31, 2019
Institutional Class:	Shares	Amount	Shares	Amount
Shares sold	775,178	$9,331,944	2,333,394	$27,180,647
Shares issued in reinvestment of distributions	1,378	16,879	66,241	780,980
Shares redeemed [3]	(921,216)	(10,764,327)	(6,039,716)	(70,773,572)
Net increase (decrease)	(144,660)	$(1,415,504)	(3,640,081)	$(42,811,945)

[3]	Net of redemption fees of $2 and $4,905, respectively.

The accompanying notes are an integral part of these financial statements.

Otter Creek Long/Short Opportunity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

Investor Class
	Six Months
	Ended
	April 30,
	2020	Year Ended October 31,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period/year	$12.38	$11.43	$11.55	$12.24	$12.08	$11.09

INCOME FROM
INVESTMENT OPERATIONS:
Net investment income (loss) [1]	0.01	(0.02)	(0.02)	(0.17)	(0.26)	(0.16)
Net realized and unrealized
gain (loss) on investments	(0.85)	1.04	(0.10)	(0.52)	0.42	1.16
Total from investment operations	(0.84)	1.02	(0.12)	(0.69)	0.16	1.00

LESS DISTRIBUTIONS:
From net realized gain	—	(0.07)	—	—	—	(0.01)
Total distributions	—	(0.07)	—	—	—	(0.01)
Paid-in capital from redemption fees	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value, end of period/year	$11.54	$12.38	$11.43	$11.55	$12.24	$12.08

Total return	(6.79)%[3]	8.86%	(0.95)%	(5.71)%	1.41%	9.00%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$5.8	$6.9	$7.7	$25.5	$51.1	$19.2
Portfolio turnover rate	90%[3]	59%	163%	134%	80%	108%

RATIO OF EXPENSES
TO AVERAGE NET ASSETS:
Before fees waived [4]	2.40%[6]	2.69%	2.62%	2.58%	3.09%	2.67%
After fees waived [4]	2.10%[6]	2.57%	2.53%	2.55%	3.06%	2.56%

RATIO OF NET INVESTMENT
INCOME (LOSS) TO
AVERAGE NET ASSETS:
Before fees waived [5]	(0.09)%[6]	(0.32)%	(0.30)%	(1.48)%	(2.18)%	(1.54)%
After fees waived [5]	0.21%[6]	(0.20)%	(0.21)%	(1.45)%	(2.15)%	(1.43)%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	Not annualized.
[4]	The ratio of expenses to average net assets includes dividends and interest on securities sold short. The expense ratio excluding dividends and interest on securities sold short were as follows:
2.10% before fees waived and 1.80% after fees waived for the six months ended April 30, 2020
2.07% before fees waived and 1.95% after fees waived for the year ended October 31, 2019
2.04% before fees waived and 1.95% after fees waived for the year ended October 31, 2018
1.98% before fees waived and 1.95% after fees waived for the year ended October 31, 2017
1.98% before fees waived and 1.95% after fees waived for the year ended October 31, 2016
2.06% before fees waived and 1.95% after fees waived for the year ended October 31, 2015
[5]	The net investment income (loss) ratios include dividends and interest on securities sold short.
[6]	Annualized.

The accompanying notes are an integral part of these financial statements.

Otter Creek Long/Short Opportunity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

Institutional Class
	Six Months
	Ended
	April 30,
	2020	Year Ended October 31,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period/year	$12.55	$11.56	$11.65	$12.32	$12.12	$11.10

INCOME FROM
INVESTMENT OPERATIONS:
Net investment income (loss) [1]	0.03	0.01	0.03	(0.14)	(0.23)	(0.13)
Net realized and unrealized
gain (loss) on investments	(0.87)	1.05	(0.12)	(0.53)	0.43	1.16
Total from investment operations	(0.84)	1.06	(0.09)	(0.67)	0.20	1.03

LESS DISTRIBUTIONS:
From net investment income	(0.00)[2]	—	—	—	—	—
From net realized gain	—	(0.07)	—	—	—	(0.01)
Total distributions	(0.00)[2]	(0.07)	—	—	—	(0.01)
Paid-in capital from redemption fees	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value, end of period/year	$11.71	$12.55	$11.56	$11.65	$12.32	$12.12

Total return	(6.68)%[3]	9.10%	(0.69)%	(5.44)%	1.57%	9.26%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$108.7	$118.3	$151.0	$248.7	$305.0	$126.5
Portfolio turnover rate	90%[3]	59%	163%	134%	80%	108%

RATIO OF EXPENSES
TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed [4]	2.15%[6]	2.44%	2.39%	2.32%	2.79%	2.42%
After fees waived and expenses absorbed [4]	1.85%[6]	2.32%	2.30%	2.29%	2.76%	2.31%

RATIO OF NET INVESTMENT
INCOME (LOSS) TO
AVERAGE NET ASSETS:
Before fees waived and expenses absorbed [5]	0.18%[6]	(0.06)%	0.16%	(1.19)%	(1.91)%	(1.26)%
After fees waived and expenses absorbed [5]	0.48%[6]	0.06%	0.25%	(1.16)%	(1.88)%	(1.15)%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	Not annualized.
[4]	The ratio of expenses to average net assets includes dividends and interest on securities sold short. The expense ratio excluding dividends and interest on securities sold short were as follows:
1.85% before fees waived and 1.55% after fees waived for the six months ended April 30, 2020
1.82% before fees waived and 1.70% after fees waived for the year ended October 31, 2019
1.79% before fees waived and 1.70% after fees waived for the year ended October 31, 2018
1.73% before fees waived and 1.70% after fees waived for the year ended October 31, 2017
1.73% before fees waived and 1.70% after fees waived for the year ended October 31, 2016
1.81% before fees waived and 1.70% after fees waived for the year ended October 31, 2015
[5]	The net investment income (loss) ratios include dividends and interest on securities sold short.
[6]	Annualized.

The accompanying notes are an integral part of these financial statements.

Otter Creek Long/Short Opportunity Fund

NOTES TO THE FINANCIAL STATEMENTS – April 30, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

The Otter Creek Long/Short Opportunity Fund (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification topic 946 “Financial Services-Investment Companies.” The Fund commenced operations on December 30, 2013.

The Fund currently offers two classes of shares: Investor Class and Institutional Class. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund’s objective is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded on U.S. national or foreign securities exchanges, are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the evaluated mean price supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies including, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees (the “Board”). Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Otter Creek Long/Short Opportunity Fund

NOTES TO THE FINANCIAL STATEMENTS – April 30, 2020 (Unaudited) (Continued)

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments and securities sold short as of April 30, 2020. See the Schedules of Investments and Securities Sold Short for industry breakouts.

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$58,368,308	$—	$—	$58,368,308
Corporate Bonds	—	30,901,034	—	30,901,034
Convertible Bonds	—	259,500	—	259,500
Closed-End Mutual Funds	3,592,525	—	—	3,592,525
Short-Term Investments	18,512,969	—	—	18,512,969
Miscellaneous Securities	—	4,102,405	—	4,102,405
Total Investments in Securities	$80,473,802	$35,262,939	$—	$115,736,741

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stocks	$32,694,656	$—	$—	$32,694,656
Exchange Traded Funds	1,563,720	—	—	1,563,720
Total Securities Sold Short	$34,258,376	$—	$—	$34,258,376

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund may invest in options on equities, debt and stock indices. The Fund may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions.  The Fund may write covered put and call options on securities, securities indices and currencies in which it may invest to serve as a partial hedge against a price decline of the underlying security.

Statement of Assets and Liabilities
Values of derivative instruments as of April 30, 2020:

	Asset Derivatives as of		Liability Derivatives as of
	April 30, 2020		April 30, 2020
Derivative Instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts:	Investments in
Call Options Purchased	securities, at value	$1,289,072	None	$—
Put Options Purchased	Investments in
	securities, at value	2,813,333	None	—
Total		$4,102,405		$—

Otter Creek Long/Short Opportunity Fund

NOTES TO THE FINANCIAL STATEMENTS – April 30, 2020 (Unaudited) (Continued)

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the six months ended April 30, 2020:

			Change in
			Unrealized
		Realized	Appreciation/
		Gain (Loss)	Depreciation
	Location of	on Derivatives	on Derivatives
	Gain (Loss) on Derivatives	Recognized in	Recognized
Instruments	Recognized in Income	Income	in Income
Equity Contracts:
Call Options Purchased	Realized and unrealized gain (loss) on
	investments, securities sold short and options written	$51,184	$459,281

Call Options Written	Realized and unrealized gain (loss) on
	investments, securities sold short and options written	19,461	—

Put Options Purchased	Realized and unrealized gain (loss) on
	investments, securities sold short and options written	1,167,693	165,767

Put Options Written	Realized and unrealized gain (loss) on
	investments, securities sold short and options written	(182,984)	—
Total		$1,055,354	$625,048

The average absolute notional value of options during the six months ended April 30, 2020 was $34,220,029.

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of the prior fiscal year end October 31, 2019, the Fund did not have late year losses, and had $667,110 in short-term capital loss carry-forwards available for federal income tax purposes, which do not expire and retain their original character.

As of April 30, 2020, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Massachusetts. As April 30, 2020, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.
Restricted Cash. Restricted cash represents cash committed as collateral for securities sold short. Such cash is isolated from cash held in the Fund’s custody account in the Statement of Assets and Liabilities. See Note 2, part I, for more information on securities sold short.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities or closing transactions of securities sold short, are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from MLPs and REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Otter Creek Long/Short Opportunity Fund

NOTES TO THE FINANCIAL STATEMENTS – April 30, 2020 (Unaudited) (Continued)

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund is normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price is equal to the Fund’s NAV per share. The Fund charges a 1.00% redemption fee on shares held less than 60 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Securities Sold Short. The Fund may engage in short sales of securities, provided the securities are fully listed on a national securities exchange. In a short sale, the Fund sells a security it does not own, in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund. The Fund will incur a loss on a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such dividend amounts are recorded on the ex-dividend date as a dividend expense.

Typically, the Fund will segregate liquid assets, which are marked-to-market daily, equal to the difference between the value of the securities sold short at the time they were sold short and the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain segregated assets at such a level that the amount segregated plus the amount deposited with the broker as collateral is equal to the current market value of the securities sold short.

J.
Options Contracts. The Fund may invest in options contracts that may be used to modify or hedge the Fund’s exposure to a particular investment market related risk, as well as to manage the volatility of the Fund. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Options are non- income producing securities.

K.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If at any time Otter Creek Advisors, LLC (the “Advisor” or “Otter Creek”) determines that the value of illiquid investments held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Otter Creek Long/Short Opportunity Fund

NOTES TO THE FINANCIAL STATEMENTS – April 30, 2020 (Unaudited) (Continued)

L.
Recently Issued Accounting Pronouncements. In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which changes the fair value measurement disclosure requirements of Topic 820.  The amendments in ASU No. 2018-13 are the result of a broader disclosure project called FASB Concept Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements.  The objective and primary focus of the project are to improve the effectiveness of disclosures in the notes to the financial statements by facilitating clear communication of the information required by U.S. GAAP that is most important to users of the financial statements.  ASU No. 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein.  Early adoption is permitted for any eliminated or modified disclosures upon issuance of ASU No. 2018-13.  Management has chosen to early adopt the eliminated or modified disclosures.

M.
Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Pursuant to a supplement dated June 30, 2020, certain material changes were made to the investment strategy to the Fund’s registration statement effective August 17, 2020.

A Special Meeting of Shareholders (the “Meeting”) took place on June 17, 2020. The Meeting was held for all of the funds in the Trust. However, five series of the Trust, including the Fund, presented separate proxy statements specifically directed to their respective shareholders because they each had individual and unique proposals in addition to the proposal regarding the election of Trustees to the Board. The unique proposals were set forth as PROPOSALS 1(a), 1(b), 1(c) and 1(d), while the proposal regarding the Trustee election was described at the Meeting as PROPOSAL 2.

PROPOSAL 1(d)

PROPOSAL 1(d) at the Meeting on June 17, 2020, was specific to shareholders of the Fund to approve a new Investment Advisory Agreement between the Advisor and the Trust, on behalf of the Fund. The approval of a new Investment Advisory Agreement is required as a result of certain anticipated changes to the ownership of the Advisor, in connection with a plan by Otter Creek Member and Manager, R. Keith Long, to divest a portion of his shares to an employee of Otter Creek, Tyler C. Walling, on or around June 30, 2021. When a technical “change of control” occurs, any investment advisory agreements that an advisor has with respect to mutual funds automatically terminate. Therefore, to ensure that Otter Creek can continue to serve as the Fund’s investment advisor after Mr. Long’s divestment of his shares to Mr. Walling, the new Investment Advisory Agreement was required to be approved by shareholders. If the transfer of shares does not take place on or about June 30, 2021, then shareholder approval of the New Investment Advisory Agreement would expire.

All Fund shareholders of record at the close of business on April 20, 2020 were entitled to vote. As of the record date, the Fund had 9,810,165 shares outstanding. Accordingly, PROPOSAL 1(d) was approved as follows:

	% For	% For of		% Against	% Against of
For	Voted	Outstanding	Against	Voted	Outstanding
7,757,304	94.15%	79.07%	201	0.00%	0.00%

	% Abstain	% Abstain of	Broker	% Broker	% Broker Non-Votes
Abstain	Voted	Outstanding	Non-Votes	Non-Votes Voted	of Outstanding
0	0.00%	0.00%	481,978	5.85%	4.91%

PROPOSAL 2

PROPOSAL 2 at the Meeting on June 17, 2020, applied to all shareholders of the Trust in general, to elect Trustees to the Board. All Trust shareholders of record, in the aggregate across all funds of the Trust, were entitled to attend or submit proxies. As of the record date, April 20, 2020, the Trust had 980,568,279 shares outstanding. The results of the voting for the proposal was as follows:

Election of Trustees to the Board of Trustees of the Trust	For Votes	Votes Withheld
1. Eric W. Falkeis	681,049,390	10,981,441
2. Kathleen T. Barr	681,250,626	10,779,780
3. Ashi S. Parikh	681,087,446	10,940,163

Otter Creek Long/Short Opportunity Fund

NOTES TO THE FINANCIAL STATEMENTS – April 30, 2020 (Unaudited) (Continued)

Accordingly, effective June 17, 2020, the Board of Trustees of Professionally Managed Portfolios consists of the following six individuals, all of whom have now been elected by shareholders:

Kathleen T. Barr, Independent Trustee	Ashi S. Parikh, Independent Trustee
Wallace L. Cook, Independent Trustee	Carl A. Froebel, Independent Trustee
Eric W. Falkeis, Independent Trustee	Steven J. Paggioli, Independent Trustee

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Advisor provides the Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.50% based upon the average daily net assets of the Fund. Effective as of November 1, 2019, Otter Creek Advisors, LLC (the “Advisor”), has contractually agreed to lower its management fee from 1.50% to 1.35% of the Fund’s average daily net assets. This contractual waiver is in effect until February 28, 2021, and may not be terminated without the approval of the Board. The Advisor has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to the advisory fee waiver agreement.  For the six months ended April 30, 2020, the advisory fees incurred and waived are disclosed in the Statement of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

The Advisor has contractually agreed to limit the Fund’s Investor Class annual expense ratio before dividends and interest on short positions to 1.80% and the Fund’s Institutional Class annual expense ratio before dividends and interest on short positions to 1.55% of each Class’ average daily net assets. The contract’s term is indefinite and may be terminated only by the Board. For the six months ended April 30, 2020, the fees waived are disclosed in the Statement of Operations. Amounts due from the Advisor are paid monthly to the Fund, if applicable.

At April 30, 2020, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be reimbursed was $503,884. The Advisor may recapture a portion of the above amount no later than the dates as stated below. Any recapture of a fee waived or expense reimbursed should occur prior to the end of the third year after the reimbursement was paid, provided the aggregate amount of the Fund’s current operating expenses for such year does not exceed the lesser expense cap in place at the time of waiver or reimbursement.

Years of Expiration	Amount
October 31, 2020	$ 71,537
October 31, 2021	186,257
October 31, 2022	158,143
April 30, 2023	87,947

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement.  Any such reimbursement is also contingent upon Board review and approval.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Fund’s expenses, reviews expense accruals, and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for these services for the six months ended April 30, 2020, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank N.A. serves as custodian to the Fund. U.S. Bank N.A. is an affiliate of Fund Services.

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund’s Investor Class may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of that class. No distribution fees are paid by the Institutional Class. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. Fees paid by the Fund to the Distributor for the six months ended April 30, 2020, are disclosed in the Statement of Operations.

The Fund has entered into sub-transfer agent arrangements (“Arrangements”), for sub-transfer agent fees paid to third- party intermediaries, with respect to the Fund. All Arrangements must be approved by the Board. For the six months ended April 30, 2020, sub-transfer agent fees incurred by the Fund are disclosed in the Statement of Operations.

Otter Creek Long/Short Opportunity Fund

NOTES TO THE FINANCIAL STATEMENTS – April 30, 2020 (Unaudited) (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

Investment transactions (excluding short-term investments and U.S. Government securities) for the six months ended April 30, 2020, were as follows:

Purchases at Cost	Sales or Maturity Proceeds
$94,114,509	$89,785,293

There were no purchases or sales of long-term U.S. Government securities for the six months ended April 30, 2020.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended April 30, 2020 and fiscal year ended October 31, 2019, was as follows:

	2020	2019
Ordinary income	$17,553	$32,955
Long-term capital gain [1]	—	822,963
	$17,553	$855,918

[1]	Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

As of the prior fiscal year ended October 31, 2019, the components of distributable earnings on a tax basis were as follows [2]:

Cost of investments	$57,975,919
Gross tax unrealized appreciation	17,710,919
Gross tax unrealized depreciation	(4,804,562)
Gross tax unrealized appreciation (depreciation)	12,906,357
Undistributed ordinary income	17,552
Undistributed long-term capital gain	—
Total distributable earnings	17,552
Other accumulated gains (losses)	(895,593)
Total distributable (accumulated) earnings (losses)	$12,028,316

[2]	The difference between book basis and tax basis unrealized appreciation (depreciation) was attributable to wash sale deferrals and straddle deferrals.

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes.  Loan activity for the six months ended April 30, 2020 was as follows:

Maximum available credit	$20,000,000
Largest amount outstanding on an individual day	—
Average balance when in use	—
Credit facility outstanding as of April 30, 2020	—
Average interest rate	—

Interest expense for the six months ended April 30, 2020, is disclosed in the Statement of Operations, if applicable.

NOTE 7 – COVID-19 PANDEMIC

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Otter Creek Long/Short Opportunity Fund

EXPENSE EXAMPLES For the Six Months Ended April 30, 2020 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, distribution fees, and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 – April 30, 2020).

Actual Expenses

The “Actual” lines of the following tables provide information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Fund Services, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently, Fund Services charges a $15.00 fee. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem shares that have been held for less than 60 days. Individual Retirement Accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the following examples. The following examples include, but are not limited to, investment advisory, fund accounting, fund administration, custody, and transfer agent fees. However, the following examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6). Then, multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the following tables provide information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the hypothetical lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period [1]
	11/1/2019	4/30/2020	11/1/2019 – 4/30/2020
Investor Class
Actual	$1,000.00	$ 932.10	$10.09
Hypothetical (5% annual return before expenses)	1,000.00	1,014.42	10.52

[1]
The actual expenses are equal to the annualized expense ratio of 2.10% (reflecting fees waivers in effect), multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent six-month period.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period [2]
	11/1/2019	4/30/2020	11/1/2019 – 4/30/2020
Institutional Class
Actual	$1,000.00	$ 933.20	$8.89
Hypothetical (5% annual return before expenses)	1,000.00	1,015.66	9.27

[2]
The actual expenses are equal to the annualized expense ratio of 1.85% (reflecting fees waivers in effect), multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent six-month period.

Otter Creek Long/Short Opportunity Fund

ADDITIONAL INFORMATION (Unaudited)

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (855) 681-5261. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (855) 681-5261. Furthermore, you can obtain this information on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling (855) 681-5261. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

Beginning June 1, 2020, monthly portfolio disclosures will be filed quarterly with the SEC on Part F of Form N-PORT, with quarter-end disclosures being made public 60 days after the end of each fiscal quarter. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. The information on the Fund’s Form N-PORT and Form N-Q may also be obtained by calling (855) 681-5261.

INFORMATION ABOUT THE FUND’S TRUSTEES

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (855) 681-5261. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.ottercreekfunds.com.

INFORMATION ABOUT HOUSEHOLDING

In an effort to conserve resources, the Fund will reduce the number of duplicate prospectuses, proxy statements, and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call (855) 681-5261 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements. In addition, see the Important Notice on the cover page for changes that will be made to the distribution of the annual and semi-annual reports after January 1, 2021.

Otter Creek Long/Short Opportunity Fund

PRIVACY NOTICE (Unaudited)

The Fund collects non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us verbally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic, and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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Advisor
Otter Creek Advisors, LLC
11300 US Highway 1, Suite 500
Palm Beach Gardens, FL 33408

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(855) 681-5261

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY 10019

Fund Information

Fund	Symbol	CUSIP
Otter Creek Long/Short Opportunity Fund – Investor Class	OTCRX	74316J334
Otter Creek Long/Short Opportunity Fund – Institutional Class	OTTRX	74316J342

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)                      /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date   July 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date   July 8, 2020

By (Signature and Title)                      /s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date   July 8, 2020

* Print the name and title of each signing officer under his or her signature.